NATURE OF OPERATIONS (Detail)	Sep. 30, 2021
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Corp Merger Sub | Pubco | Sponsor
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percentage of disposed entity	1